herzfeld

# Herzfeld Credit Income Fund, Inc.
September 2026

Herzfeld ADVISORS

**NASDAQ: HERZ**

| Common Stock Data as of 9/30/2026 | |
|---|---|
| Ticker Symbol | HERZ |
| Total Net Asset Value (est.) | $37,747,404.46 |
| Net Asset Value Per Share (est.) | $18.67 |
| Closing Price per Share | $15.03 |
| Premium/Discount | -19.50% |
| Distribution | 13.57% |
| Total Market Capitalization | $30,388,781.25 |

## Portfolio Summary



First Lien Term Loan 2%
Rated Feeder Debt 1%
CFO Debt 1%
Rated Feeder Equity 1%
CLO Equity Preferred Shares 3%
CLO Debt 5%
CLO CEF 5%
Fixed Income CEF 37%
Interval Fund 6%
Cash & Cash Equivalents 7%
Private Placement 8%
CFO Equity 13%
CLO Equity 11%
Fixed Income CEF
CFO Equity
CLO Equity
Private Placement
Cash & Cash Equivalents
Interval Fund
CLO CEF
CLO Debt
CLO Equity Preferred Shares

| Diversification by Type of Investment | % NAV |
|---|---|
| Fixed Income CEF | 36.41% |
| CFO Equity | 12.72% |
| CLO Equity | 11.31% |
| Private Placement | 7.75% |
| Cash & Cash Equivalents | 7.05% |
| Interval Fund | 6.46% |
| CLO CEF | 5.32% |
| CLO Debt | 5.11% |
| CLO Equity Preferred Shares | 2.84% |
| First Lien Term Loan | 1.99% |
| CFO Debt | 1.00% |
| Rated Feeder Equity | 0.87% |
| Rated Feeder Debt | 0.53% |
| Legacy CUBA Holdings | 0.07% |

| Top 5 Positions | |
|---|---|
| Dawson Logan 5 CFO Equity | 9.80% |
| FSSL | 8.96% |
| Evermore Private Placement | 7.75% |
| Cash & Cash Equivalents | 7.05% |
| PDI | 6.00% |

| Top 5 Managers | |
|---|---|
| FS Investment Solutions | 15.04% |
| Pacific Investment Management Co | 11.68% |
| Dawson Partners | 10.87% |
| Eagle Point Credit Management | 8.20% |
| Guggenheim | 4.37% |

| Top 5 CLO Positions** | |
|---|---|
| Garnet 2026-5A | 3.28% |
| Brant Point CLO 2025-9 | 2.71% |
| OCP CLO 2025-46 | 2.04% |
| Diameter Capital CLO 12 | 1.92% |
| GLM 2024-22A | 1.25% |

* All data, including portfolio holding data, is as of 9/30/2026 unless otherwise indicated. Total Net Asset Value, Net Asset Value per share, Premium Discount and Total Market Capitalization are unaudited. Please see additional disclosures at the end of this presentation.
** Top 5 CLO Positions include both equity and debt positions
^The Fund's current annualized distribution rate is shown as a percentage of the Fund's closing market price and is not a guarantee of future distributions. Distributions may be funded from sources other than investment income, including but not limited to return of capital, which would reduce the Fund's net asset value.

Herzfeld ADVISORS

# Herzfeld Credit Income Fund, Inc.
September 2026

NASDAQ: HERZ

## CLO Equity, CLO Debt and CLO Closed End Fund Reporting +

### Weighted Price Distribution



25.00%
20.00%
15.00%
10.00%
5.00%
0.00%
19.54%
7.92%
8.00%
3.23%
1.61%
0.58%
1.25%
0.00%
> 100
97.5 - 100
95 - 97.5
90 - 95
80 - 90
70 - 80
<70
Unmatched
Price Bucket

### Weighted Average Spread Distribution



30.00%
25.00%
20.00%
15.00%
10.00%
5.00%
0.00%
0.68%
0.53%
1.20%
2.52%
6.00%
7.85%
16.46%
21.85%
25.86%
15.96%
1.12%
> 600
550 - 600
500 - 550
450 - 500
400 - 450
350 - 400
300 - 350
250 - 300
200 - 250
< 200
Unmatched
Coupon Spread

### Weighted Average Maturity Distribution



80.00%
70.00%
60.00%
50.00%
40.00%
30.00%
20.00%
10.00%
0.00%
70.56%
12.15%
8.79%
7.71%
0.73%
0.02%
0.05%
> 2031
2030
2029
2028
2027
2026
2025
Maturity Bucket

### Weighted Average Rating Distribution



40.00%
35.00%
30.00%
25.00%
20.00%
15.00%
10.00%
5.00%
0.00%
0.11%
0.07%
0.18%
0.63%
0.59%
2.51%
6.81%
6.08%
11.37%
15.21%
34.69%
18.08%
1.73%
1.31%
0.56%
0.06%
A1
A2
A3
Baa1
Baa2
Baa3
Ba1
Ba2
Ba3
B1
B2
B3
Caa1
Caa2
Caa3
Ca
Rating

### Top 10 Industry

| | |
|---|---|
| FIRE: Real Estate | 12.05% |
| Healthcare & Pharmaceuticals | 11.97% |
| High Tech Industries | 11.33% |
| Services: Business | 10.34% |
| Hotel, Gaming, & Leisure | 6.28% |
| Capital Equipment | 5.01% |
| Construction & Building | 4.20% |
| Aerospace & Defense | 3.56% |
| Beverage, Food, & Tobacco | 3.54% |
| Chemicals, Plastics, & Rubber | 3.28% |

### Top 10 Issuers

| | |
|---|---|
| TRANSDIGM | 0.62% |
| DISCOVERY GLOB HOLDINGS | 0.52% |
| HOLOGIC | 0.51% |
| COTIVITI | 0.44% |
| BCPE EMPIRE HOLDINGS | 0.43% |
| OAKEAGLE ACQUIRECO | 0.42% |
| ALLIED UNVL HOLDCO | 0.41% |
| CLOUD SOFTWARE GROUP | 0.40% |
| QUIKRETE HOLDINGS | 0.40% |
| AMERN AIRLS | 0.39% |

+ We obtain exposure in underlying senior secured loans indirectly through our CLO equity and debt investments and through indirect exposure in our CLO Closed End Fund investments. The weighted price distribution, the weighted spread distribution, the weighted average maturity distribution, the weighted average rating distribution, industry and top 10 issuer charts and figures are based on the weighted average total market value of the collateral held by CLO equity and debt investments that had available reporting as of 6/30/2026. There should be no expectation that all CLO equity and debt investments will provide reporting. CLOs are complex structured instruments that involve risks that may not be present in more traditional fixed income investments. CLO equity tranches are the most subordinate class of a CLO's capital structure and are subject to the first loss of principal. Returns on CLO equity are not guaranteed, are highly sensitive to defaults and recovery rates in the underlying loan pool, and may be volatile or may cease entirely. Investing in CLO equity through closed-end funds adds additional layers of fees, leverage, and complexity.

This material provided in this presentation is for general and informational purposes only and does not constitute an offer or solicitation to buy or sell Herzfeld Credit Income Fund, Inc. ("HERZ" or the "Fund") shares. The presentation does not provide tax or legal advice.

Contact your attorney, tax or other advisor for any specific legal, investment or tax advice. Information relating to HERZ, including its investment objectives, risks, charges and expenses and other information is publicly available through filings with the U.S. Securities and Exchange Commission ("SEC") and may be found on the SEC's website (www.sec.gov) or on HERZ's website, https://www.herzfeld.com/herz. Please refer to the most recently filed disclosure statements, including HERZ's registration statement and financial statement, for current information related to HERZ.

**Past performance is not indicative of future results or a guarantee of future returns.**

The information contained in this presentation may not be complete, may change, and is subject to and is qualified in its entirety by financial reconciliation of any financial information by the Fund auditors or information filed with the SEC. No representation is made with respect to its completeness. The information is not intended to be, nor shall it be construed as investment advice or a recommendation of any kind.

Information contained herein, including information related to the underlying holdings for any HERZ Fund investment, has been obtained from published sources and/or prepared by other parties. While the Fund and its investment adviser, Thomas J. Herzfeld Advisors, Inc., has no reason to believe the information in this presentation is inaccurate or unreliable, neither the Fund nor the investment advisor, nor any of their respective partners, officers, directors, affiliates, employees, agents or advisors nor any other person assumes any responsibility for the accuracy, reliability or completeness of any information in this presentation.

This presentation has been prepared by Thomas J. Herzfeld Advisors, Inc. in its capacity as investment manager. Thomas J. Herzfeld Advisors, Inc. is registered as an independent investment adviser registered with the Securities & Exchange Commission.

Industry categories are based on Moody's industry categorization of each obligor as reported in CLO trustee reports to the extent that industry category is reported. Certain CLO trustee reports do not report the industry category of all of the underlying obligors and where such information is not reported, it is not included in the summary look-through industry information shown. As such, the Fund's exposure to a particular industry may be higher than that shown if industry categories were available for all underlying obligors. Certain underlying obligors may be re-classified from time to time based on developments in their respective businesses and/or market practices. Accordingly, certain underlying borrowers that are currently, or were previously, summarized as a single borrower in a particular industry may in current or future periods be reflected as multiple borrowers or in a different industry.

The weighted average rating distribution uses credit ratings based on Moody's ratings and is for comparison and informational purposes only. Where Moody's does not assign a rating to a particular obligor, the weighted average rating attempts, where possible, to reflect Moody's equivalent rating for a rating agency that rated the obligor, provided, that such other rating is available. There should be no expectation that the credit ratings displayed in the weighted average rating distribution includes all investments as the reporting is dependent upon credit rating data being made available.

A portion of the Fund's portfolio consists of legacy holdings related to Fund's prior investment strategy which sought to obtain long-term capital appreciation by investing in securities that were traded or had the majority or its revenue and/or income derived from the Caribbean Basin.